Cover	Nov. 17, 2023
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 17, 2023
Current Fiscal Year End Date	--12-31
Entity File Number	001-41076
Entity Registrant Name	ShoulderUp Technology Acquisition Corp.
Entity Central Index Key	0001885461
Entity Tax Identification Number	87-1730135
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	125 Townpark Drive
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Kennesaw
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30144
City Area Code	970
Local Phone Number	924-0446
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of Class A common stock, $0.0001 par value, and one-half of one redeemable warrant
Title of 12(b) Security	Units, each consisting of one share of Class A common stock, $0.0001 par value, and one-half of one redeemable warrant
Trading Symbol	SUAC.U
Security Exchange Name	NYSE
Class A common stock, $0.0001 par value
Title of 12(b) Security	Class A common stock, $0.0001 par value
Trading Symbol	SUAC
Security Exchange Name	NYSE
Redeemable warrants
Title of 12(b) Security	Redeemable warrants
Trading Symbol	SUAC.WS
Security Exchange Name	NYSE